Related Party Transactions - Schedule of Key Management Compensation (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of transactions between related parties [abstract]
Geological consulting fees - expensed	$ 78	$ 10
Geological consulting fees - capitalized	18	140
Management fees - expensed	577	539
Salaries - expensed	127	88
Share-based payments	192	331
Total	$ 992	$ 1,108